Segment Reporting, including Geographic Area Data and Major Customers	12 Months Ended
Dec. 31, 2013
Segment Reporting, including Geographic Area Data and Major Customers
NOTE 21	Segment Reporting, including Geographic Area Data and Major Customers

ASC 280, “Segment Reporting” establishes standards for the way public business enterprises are to report information about operating segments in annual financial statements and requires those enterprises to report selected financial information about operating segments in interim financial reports issued to shareholders. It also establishes standards for related disclosures about products and services, geographic area data and major customers.

TSYS provides global payment processing and other services to card-issuing and merchant acquiring institutions in the United States and internationally through online accounting and electronic payment processing systems. Corporate expenses, such as finance, legal, human resources, mergers and acquisitions and investor relations are categorized as Corporate Administration.

On July 1, 2013, TSYS completed its acquisition of all the outstanding stock of NetSpend, which previously operated as a publicly traded company. NetSpend’s financial results are included in the NetSpend segment.

On December 26, 2012, TSYS completed its acquisition of all the outstanding stock of ProPay, a privately-held payment solutions company. ProPay’s financial results are included in the Merchant Services segment.

On August 8, 2012, TSYS completed its acquisition of 60% of CPAY, a privately held direct merchant acquirer. CPAY’s financial results are included in the Merchant Services segment.

On May 2, 2011, TSYS completed its acquisition of all of the outstanding common stock of TermNet, an Atlanta, Georgia-based merchant acquirer. TermNet’s financial results are included in the Merchant Services segment.

Refer to Note 23 for more information on acquisitions.

North America Services includes electronic payment processing services and other services provided from within the North America region. International Services includes electronic payment processing and other services provided from outside the North America region. Merchant Services includes electronic processing and other services provided to merchants and merchant acquirers. The NetSpend segment provides GPR prepaid debit and payroll cards and alternative financial service solutions to the underbanked and other consumers in the United States.

At TSYS, the chief operating decision maker (CODM) is a group consisting of Senior Executive Management and above. The information utilized by the CODM consists of the financial statements and the main metrics monitored are revenue growth and growth in profitability. Upon completion of the NetSpend acquisition, the CODM implemented a new metric called adjusted segment operating income in order to analyze each segment’s results of operations. This new metric consists of operating income adjusted for amortization of acquisition related intangibles and corporate administrative and other costs. All periods presented have been adjusted to reflect this new measure. Depreciation and amortization for the segments changed as a result of this new metric removing amortization associated with intangible assets from the total for the segments.

In early 2013, TSYS embarked on two corporate-wide initiatives that impact more than one operating segment. One initiative is a multi-year, multi-phase initiative that consists of enhancing TSYS’ issuing processing platforms. The other is an innovation initiative focused on enhancing existing product and service offerings through several new product concepts and ideas on how to change existing processes. The costs associated with these two new initiatives are not allocated to the operating segments, but are combined, along with the existing corporate administration, in a grouping titled “Corporate Administration and Other.” This was a change the CODM requested and was used to evaluate performance and assess resources starting in the first quarter of 2013. The following operating results by segment comparison reflects the change in segment reporting from these initiatives, including the 2012 and 2011 results.

The Company believes the terms and conditions of transactions between the segments are comparable to those which could have been obtained in transactions with unaffiliated parties. TSYS’ operating segments share certain resources, such as information technology support, that TSYS allocates asymmetrically.

Years Ended December 31,
(in thousands)
Operating Segments	2013	2012	2011
Revenues before reimbursable items
North America Services	$860,645	826,750	809,069
International Services	389,532	396,149	380,129
Merchant Services	446,277	409,698	373,159
NetSpend	207,851	—	—
Intersegment revenues	(12,550)	(14,106)	(21,659)

Revenues before reimbursable items from external customers	$1,891,755	1,618,491	1,540,698

Total revenues
North America Services	$1,000,072	965,393	954,550
International Services	409,597	413,467	394,831
Merchant Services	533,049	512,580	487,997
NetSpend	207,851	—	—
Intersegment revenues	(18,216)	(20,468)	(28,412)

Revenues from external customers	$2,132,353	1,870,972	1,808,966

Depreciation and amortization
North America Services	$74,479	74,673	77,446
International Services	47,978	55,033	49,722
Merchant Services	12,034	12,083	15,416
NetSpend	3,121	—	—

Segment depreciation and amortization	137,612	141,789	142,584
Acquisition intangible amortization	65,893	26,264	23,583
Corporate Administration and Other	1,846	2,557	2,998

Total depreciation and amortization	$205,351	170,610	169,165

Adjusted segment operating income
North America Services	$314,577	289,493	254,552
International Services	45,911	29,427	43,574
Merchant Services	154,047	156,283	133,695
NetSpend	59,717	—	—

Total adjusted segment operating income	574,252	475,203	431,821
Acquisition intangible amortization	(65,893)	(26,264)	(23,583)
NetSpend merger and acquisition operating expenses (non-recurring)	(14,220)	—	—
Corporate Administration and Other	(107,892)	(91,287)	(85,782)

Operating income	$386,247	357,652	322,456

As of December 31,	2013	2012
Total assets
North America Services	$3,240,298	1,744,877
International Services	417,379	445,642
Merchant Services	676,592	703,725
NetSpend	1,596,150	—
Intersegment assets	(2,243,851)	(870,406)

Total assets	$3,686,568	2,023,838

GEOGRAPHIC AREA DATA:    The Company maintains property and equipment, net of accumulated depreciation and amortization, in the following geographic areas:

	As of December 31,
(in millions)	2013	2012
United States	$207.4	191.7
Europe	46.3	51.3
Japan	5.3	9.5
Other	6.2	7.9

Totals	$265.2	260.4

The following geographic area data represents revenues for the years ended December 31 based on the domicile of the Company’s customers:

(in millions)	2013	%	2012	%	2011	%
United States	$1,453.3	68.2	$1,219.9	65.2	$1,227.8	67.9
Europe	294.6	13.8	293.0	15.7	283.5	15.7
Canada	243.2	11.4	217.5	11.6	171.5	9.5
Japan	68.8	3.2	78.6	4.2	76.3	4.2
Mexico	16.5	0.8	11.7	0.6	7.8	0.4
Other	56.0	2.6	50.3	2.7	42.1	2.3

Totals	$2,132.4	100.0	$1,871.0	100.0	$1,809.0	100.0

GEOGRAPHIC AREA REVENUE BY OPERATING SEGMENT:    The following table reconciles segment revenue to revenues by geography for the years ended December 31:

	North America Services			International Services			Merchant Services			NetSpend
(in millions)	2013	2012	2011	2013	2012	2011	2013	2012	2011	2013	2012	2011
United States	$711.4	705.5	741.5	$—	—	—	$533.9	514.4	486.3	$207.9		—
Europe	0.8	0.8	0.7	293.8	292.2	282.8	—	—	—	—	—	—
Canada	243.0	217.3	171.1	—	—	—	0.2	0.2	0.4	—	—	—
Japan	—	—	—	68.8	78.6	76.3	—	—	—	—	—	—
Mexico	16.5	11.7	7.8	—	—	—	—	—	—	—	—	—
Other	14.5	10.5	9.6	41.0	39.3	31.8	0.6	0.5	0.7	—	—	—

Totals	$986.2	945.8	930.7	$403.6	410.1	390.9	$534.7	515.1	487.4	$207.9	—	—

MAJOR CUSTOMER:    For the years ended December 31, 2013 and 2012, the Company had no major customers. For the year ended December 31, 2011, the Company had one major customer which accounted for approximately $210.9 million, or 11.7% of total revenues. Revenues from the major customer for the year ended December 31, 2011 are primarily attributable to the North America Services segment and the Merchant Services segment.